NEW ACCOUNTING STANDARDS AND RECENT PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2018
NEW ACCOUNTING STANDARDS AND RECENT PRONOUNCEMENTS
NEW ACCOUNTING STANDARDS AND RECENT PRONOUNCEMENTS

5.             NEW ACCOUNTING STANDARDS AND RECENT PRONOUNCEMENTS

New accounting standard not yet adopted

A new accounting standard has been issued and is relevant to the Company but not yet effective and therefore not been applied in preparing these consolidated financial statements:

IFRS 16, Leases (“IFRS 16”)

IFRS 16 addresses accounting for leases and lease obligations. It replaces the existing leasing guidance in IAS 17, Leases. The objective of the new standard is to report all leases on the statement of financial position and to define how leases and lease liabilities are measured. IFRS 16 is effective from January 1, 2019 and must be applied retrospectively, subject to certain practical expedients, using either a full retrospective approach or a modified retrospective approach.

The Company is party to various leases as part of its mining operations. All leases will be recorded on the statement of financial position, except short-term leases and leases of low-value items. This is expected to result in a material increase to both assets (right of use) and liabilities (lease obligations) upon adoption of the standard, and changes to the timing of recognition and classification of expenses associated with such lease arrangements. The Company anticipates an increase in depreciation and depletion expense and interest and finance expense, and a decrease in operating expenses. The Company also anticipates an increase in cash flow from operating activities as lease payments will be recorded as financing outflows in the statement of cash flows.

The Company intends to adopt the modified retrospective approach and not restate balances for the comparative period. The Company has completed its review of all existing operating leases and service contracts to identify contracts in scope for IFRS 16 and assessed contracts for embedded leases. The Company is still in the process of evaluating its lease conclusions and the quantitative impact of the adoption.

There are no other IFRS’s or IFRIC interpretations that are not yet effective or early adopted that are expected to have a material impact on the Company.